Business Segment and Geographical Information - Schedule of Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Long-lived assets	$ 512,922	$ 501,517
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	198,339	199,051
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	98,040	94,046
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	170,078	159,245
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets	$ 46,465	$ 49,175